Trade and other receivables - Aging analysis (Details)	Aug. 31, 2021 CAD ($)
Financing Receivable, Past Due [Line Items]
Trade receivables	$ 27,388
31-60
Financing Receivable, Past Due [Line Items]
Trade receivables	2,008
61-90
Financing Receivable, Past Due [Line Items]
Trade receivables	$ 25,380